Derivative financial assets and liabilities - net investment hedges (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Losses on net investment hedges	€ 15,000,000	€ 75,000,000
Ineffectiveness of net investment hedges	€ 0